FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financials Instruments [Line items]
Financial assets	$ 913,532	$ 999,820
Financial liabilities	6,649,011	6,620,915
Financial liabilities, at fair value	6,331,528	6,121,417
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,116,083	1,034,023
Hedging liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	76,669	296,183
Financial liabilities, at fair value	76,669	296,183
Hedging assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	73,156	13,599
Financial assets, at fair value	73,156	13,599
Trade receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	731,685	826,784
Lease receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	28,935	27
Other receivables [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	56,973	48,531
Sundry Debtors [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	8,911	32,542
Prepayments [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	84,178	86,377
Receivables due from related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	2,850	5,559
Financial assets, at fair value	2,850	5,559
Other Financial Assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	5,371	2,791
Financial assets, at fair value	5,371	2,791
Financial liabilities at fair value through profit or loss [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	17	133
Financial liabilities, at fair value	17	133
Financial liabilities at amortized cost [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	6,572,325	6,324,599
Financial liabilities, at fair value	6,331,528	6,121,418
Financial liabilities at amortized cost [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	3,397,376	3,392,010
Financial liabilities, at fair value	3,136,318	3,161,062
Financial liabilities at amortized cost [member] | Bonds Issued [Member] | UF [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,116,083	1,034,023
Financial liabilities, at fair value	1,167,251	1,024,721
Financial liabilities at amortized cost [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	415,462	454,652
Financial liabilities, at fair value	408,278	463,308
Financial liabilities at amortized cost [member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	832,954	740,729
Financial liabilities, at fair value	832,954	740,729
Financial liabilities at amortized cost [member] | Payables to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	21,011	2,577
Financial liabilities, at fair value	21,011	2,577
Financial liabilities at amortized cost [member] | Lease Liablities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	264,224	163,304
Financial liabilities, at fair value	264,224	163,304
Financial liabilities at amortized cost [member] | Bank Loans In Other Currencies [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	525,215	537,304
Financial liabilities, at fair value	501,492	565,717
Financial assets at amortised cost, class [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	1,476,046	1,783,643
Financial assets, at fair value	1,476,046	1,783,643
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	110,208	230,068
Financial assets, at fair value	110,208	230,068
Financial assets at fair value through profit or loss, category [member] | Mutual funds investment [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	110,064	230,068
Financial assets, at fair value	110,064	230,068
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	144	0
Financial assets, at fair value	144	0
Loans and Accounts Receivables [member] | Time deposits [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	258,566	251,956
Financial assets, at fair value	258,566	251,956
Loans and Accounts Receivables [member] | Cash [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	298,577	529,076
Financial assets, at fair value	298,577	529,076
Loans and Accounts Receivables [member] | Cash and cash equivalents, Category [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	557,143	781,032
Financial assets, at fair value	557,143	781,032
Accounts receivable (net) [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	910,682	994,261
Financial assets, at fair value	910,682	994,261
Accounts receivable (net) [member] | Trade receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	731,685	826,784
Financial assets, at fair value	731,685	826,784
Accounts receivable (net) [member] | Lease receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	28,935	27
Financial assets, at fair value	28,935	27
Accounts receivable (net) [member] | Other receivables [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	56,973	48,531
Financial assets, at fair value	56,973	48,531
Accounts receivable (net) [member] | Sundry Debtors [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	8,911	32,542
Financial assets, at fair value	8,911	32,542
Accounts receivable (net) [member] | Prepayments [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	84,178	86,377
Financial assets, at fair value	$ 84,178	$ 86,377